SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	84-0966648
Plan number	001
Current Value	$ 240,692,157
Participant loans	2,859,717	$ 2,709,977
Asset held for investment	$ 243,551,874
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Annual interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Annual interest rates	9.50%
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class Growth Z | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,313,776
Investment, Identifier [Axis]: American Beacon Small Cap Value Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,107,848
Investment, Identifier [Axis]: American Funds New Perspective Fund Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,588,628
Investment, Identifier [Axis]: BNY Mellon Global Fixed Income Fund Class Y | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	331,358
Investment, Identifier [Axis]: Cohen & Steers Institutional Realty Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	405,295
Investment, Identifier [Axis]: Columbia Dividend Income 13 Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,551,547
Investment, Identifier [Axis]: ESAB Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	669,806
Investment, Identifier [Axis]: Fidelity 500 Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	35,600,542
Investment, Identifier [Axis]: Fidelity Balanced Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,101,706
Investment, Identifier [Axis]: Fidelity Contrafund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,949,035
Investment, Identifier [Axis]: Fidelity Diversified International Fund Class K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,650,079
Investment, Identifier [Axis]: Fidelity Emerging Markets Fund - Class K | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,120,173
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,281,329
Investment, Identifier [Axis]: Fidelity Government Money Market K6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,944
Investment, Identifier [Axis]: Fidelity International Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,098,632
Investment, Identifier [Axis]: Janus Henderson Enterprise Fund Class N | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,087,369
Investment, Identifier [Axis]: Loomis Sayles Core Plus Bond Fund Class N | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,097,851
Investment, Identifier [Axis]: Morley Stable Value Fund 25-I | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,645,498
Investment, Identifier [Axis]: PGIM High Yield Fund - Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,442,184
Investment, Identifier [Axis]: Parnassus Mid Cap Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,146,017
Investment, Identifier [Axis]: Vanguard Inflation - Protected Securities Fund Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,656,665
Investment, Identifier [Axis]: Vanguard Intermediate -Term Bond Index Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,669,812
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,956,574
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,579,500
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,213,483
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,103,678
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,570,337
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,382,274
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,702,137
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,515,912
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,138,400
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,178,843
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,107,696
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund Investor Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,643,229